Significant Accounting Policies - Useful Lives of Assets (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Furniture, Equipment, Purchased Software and Leasehold Improvements | Minimum
Furniture, Equipment, Purchased Software and Leasehold Improvements
Property, Plant and Equipment, Useful Life	3 years
Furniture, Equipment, Purchased Software and Leasehold Improvements | Maximum
Furniture, Equipment, Purchased Software and Leasehold Improvements
Property, Plant and Equipment, Useful Life	7 years
Software Development Costs
Furniture, Equipment, Purchased Software and Leasehold Improvements
Property, Plant and Equipment, Useful Life	3 years
Amortization of pushdown accounting allocation	9 years
Tradeweb Markets LLC | Furniture, Equipment, Purchased Software and Leasehold Improvements | Minimum
Furniture, Equipment, Purchased Software and Leasehold Improvements
Property, Plant and Equipment, Useful Life		3 years
Tradeweb Markets LLC | Furniture, Equipment, Purchased Software and Leasehold Improvements | Maximum
Furniture, Equipment, Purchased Software and Leasehold Improvements
Property, Plant and Equipment, Useful Life		7 years
Tradeweb Markets LLC | Software Development Costs
Furniture, Equipment, Purchased Software and Leasehold Improvements
Property, Plant and Equipment, Useful Life		3 years
Amortization of pushdown accounting allocation		9 years